Note 11 - Employee Benefit Plan	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Retirement Benefits [Text Block]
(
11
) EMPLOYEE BENEFIT PLAN:

The Company maintains a
401
(k) plan available to all employees who have satisfied certain eligibility requirements. Employee contributions are discretionary. The Company may
match employee contributions and
may
also make discretionary contributions for all eligible employees based upon their total compensation. For
2019
and
2018,
the Company elected to match the employee's contribution,
not
to exceed
4%
of compensation. The Company's
401
(k) contributions were
$29,410
and
$24,765
for
2019
and
2018,
respectively.